FINANCIAL RISK MANAGEMENT - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total	$ 2,189.9	$ 2,381.9
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	3,075.0	3,277.2
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Total	294.8	345.4
Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	294.8	345.4
Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	1,770.5	1,872.0
Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	437.2	484.6
Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	572.5	$ 575.2
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	388.2
Within 1 year | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	294.8
Within 1 year | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	1.9
Within 1 year | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	82.0
Within 1 year | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	9.5
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	268.7
2 - 3 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
2 - 3 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	84.1
2 - 3 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	157.5
2 - 3 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	27.1
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	898.2
4 - 5 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
4 - 5 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	748.9
4 - 5 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	127.8
4 - 5 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	21.5
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1,520.0
Over 5 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Over 5 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	935.7
Over 5 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	69.9
Over 5 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	$ 514.4